Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Kuwait ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 4.4%
Agility Public Warehousing Co. KSC	136,928	$287,869

Airlines — 1.0%
Jazeera Airways Co. KSC(a)	31,163	62,764

Banks — 60.5%
Ahli United Bank BSC	513,355	396,115
Ahli United Bank KSCP	6,744	6,262
Al Ahli Bank of Kuwait KSCP	186,627	131,191
Boubyan Bank KSCP	3,016	5,798
Burgan Bank SAK	230,091	148,203
Gulf Bank KSCP	341,969	234,800
Kuwait Finance House KSCP	483,612	1,075,221
Kuwait International Bank KSCP	230,271	158,107
Kuwait Projects Co. Holding KSCP	257,955	125,667
National Bank of Kuwait SAKP	551,294	1,514,098
Warba Bank KSCP(a)	234,472	187,056

		3,982,518

Capital Markets — 0.9%
Noor Financial Investment Co. KSC	107,293	61,040

Chemicals — 2.7%
Boubyan Petrochemicals Co. KSCP	52,083	97,405
Qurain Petrochemical Industries Co.	78,498	80,590

		177,995

Construction & Engineering — 0.4%
Combined Group Contracting Co. SAK(a)	40,101	24,125

Diversified Consumer Services — 3.7%
Humansoft Holding Co. KSC(a)	21,960	244,191

Diversified Financial Services — 4.0%
A’ayan Leasing & Investment Co. KSCP(a)	294,041	84,410
Alimtiaz Investment Group KSC(a)	380,203	120,581
National Investments Co. KSCP	145,036	59,276

		264,267

Security	Shares	Value

Electrical Equipment — 1.9%
Gulf Cable & Electrical Industries Co. KSCP	54,160	$127,498

Energy Equipment & Services — 1.1%
Heavy Engineering & Ship Building Co. KSCP	56,168	70,336

Food Products — 1.4%
Mezzan Holding Co. KSCC	48,623	93,478

Independent Power and Renewable Electricity Producers — 2.1%
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	129,972	140,235

Industrial Conglomerates — 2.8%
National Industries Group Holding SAK	315,584	182,633

Real Estate Management & Development — 6.5%
Kuwait Real Estate Co. KSC(a)	272,165	87,207
Mabanee Co. KPSC	121,023	246,913
National Real Estate Co. KPSC(a)	405,679	96,031

		430,151

Trading Companies & Distributors — 2.3%
ALAFCO Aviation Lease & Finance Co. KSCP	123,624	68,714
Integrated Holding Co. KCSC	68,783	80,736

		149,450

Wireless Telecommunication Services — 4.3%
Mobile Telecommunications Co. KSC	148,096	281,327

Total Common Stocks — 100.0% (Cost: $6,389,232)		6,579,877

Total Investments in Securities — 100.0% (Cost: $6,389,232)		6,579,877

Other Assets, Less Liabilities — 0.0%		2,339

Net Assets — 100.0%		$6,582,216

(a)	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$6,579,877	$—	$—	$6,579,877

1